Stockholders' Equity (Purchase of Limited Partnership and Joint Venture Interests) (Details) (USD $)	3 Months Ended																	12 Months Ended						3 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2012 Limited partnerships	Oct. 02, 2012 RY-8, Inc.	Dec. 31, 2012 RY-8, Inc.	Dec. 31, 2012 Carrabba's Italian Grill restaurant	Dec. 31, 2012 Bonefish Grill restaurant
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of restaurant's limited partnership interests acquired																											17	44
Purchase price of limited partnership interests in restaurants																		$ 39,500,000
Decrease in Bloomin' Brands, Inc. additional paid-in capital for purchase of limited partnership and joint venture interests																		(40,582,000)			(39,696,000)	0	0	(39,000,000)		(700,000)
Purchase price of joint venture interests																									27,400,000
Assumption of line of credit in purchase price of joint venture																									24,500,000
Forgiveness of loans in purchase price of joint venture																									1,800,000
Payments to acquire interest in joint venture																									1,100,000
Repayments of lines of credit		24,500,000																144,000,000	78,072,000	55,928,000
Net income attributable to Bloomin’ Brands, Inc.	63,223,000	18,398,000	[1],[2],[3],[4]	(35,866,000)	[1],[2],[3],[4]	17,440,000	[1],[2],[3],[4]	49,999,000	[1],[2],[3],[4]	30,531,000	[5],[6],[7]	579,000	[5],[6],[7]	14,003,000	[5],[6],[7]	54,892,000	[5],[6],[7]	49,971,000	100,005,000	52,968,000
Change from net income attributable to Bloomin' Brands, Inc. and transfers to noncontrolling interests																		$ 10,275,000	$ 100,005,000	$ 52,968,000

[1]	The fourth quarter of 2012 includes a gain of $3.5 million from the collection of proceeds and other related amounts from the 2009 sale of the Company’s Cheeseburger in Paradise concept (see Note 13).
[2]	The third quarter of 2012 includes approximately $42.1 million of transaction-related expenses that relate to costs incurred in association with the completion of the initial public offering in August 2012. These expenses primarily include $34.1 million of certain executive compensation costs and non-cash stock compensation charges recorded upon completion of the initial public offering and an $8.0 million management agreement termination fee (see Notes 3 and 19).
[3]	During 2012, the Company recorded losses on extinguishment and modification of debt for refinancing transactions of $2.9 million, $9.0 million, and $9.1 million, in the first, third, and fourth quarters, respectively (see Note 11).
[4]	The first quarter of 2012 includes approximately $7.4 million of additional legal and other professional fees mainly resulting from amendment and restatement of a lease between OSI and PRP.
[5]	The fourth quarter of 2011 includes a $4.3 million loss from the sale of nine Company-owned Outback Steakhouse restaurants in Japan in October 2011 (see Note 8).
[6]	The second quarter of 2011 includes $5.8 million of expense related to a settlement of an IRS assessment of employment taxes.
[7]	The fourth quarter of 2011 includes $33.2 million of Recovery of note receivable from affiliated entity as a result of a settlement agreement with T-Bird that satisfied all outstanding litigation with T-Bird (see Note 19).